Financial instruments (Details 11) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Total loans	$ 2,814,870	$ 2,202,050
Bank borrowings [Member]
Financial instruments [Line Items]
Current loans	82	199
Non-current loans	69,376	69,138
Total loans	$ 69,458	$ 69,337